As filed with the Securities and Exchange Commission on November 21, 2005



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                 Investment Company Act file number 811 - 03758
                                                    -----------



                        MATRIX ADVISORS VALUE FUND, INC.
                        --------------------------------
               (Exact name of registrant as specified in charter)



                747 Third Avenue, 31St Floor, New York, NY 10017
                ------------------------------------------------
              (Address of principal executive offices) (Zip code)



                                  David A. Katz
                          747 Third Avenue, 31st Floor
                               New York, NY 10017
                               ------------------
                     (Name and address of agent for service)


                                1 (800) 366-6223
                                ----------------
               Registrant's telephone number, including area code

                                   Copies to:

                              Christopher J. Tafone
                     Paul, Hastings, Janofsky & Walker, LLP
                              75 East 55th Street,
                               New York, NY 10022


Date of fiscal year end: June 30
                         -------

Date of reporting period:  September 30, 2005
                           ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
MATRIX ADVISORS VALUE FUND, INC.

                                                        SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2%
ADVERTISING - 1.9%
Interpublic Group of Companies, Inc.*                   345,000   $  4,015,800
                                                                  ------------

BANK (MONEY CENTEr) - 6.6%
Citigroup, Inc.                                         175,000      7,966,000
J.P. Morgan Chase & Co.                                 175,000      5,937,750
                                                                  ------------
                                                                    13,903,750
                                                                  ------------
BANK (PROCESSING) - 3.4%
Bank of New York Co., Inc.                              240,000      7,058,400
                                                                  ------------

BANK (SUPER REGIONAL) - 4.9%
Bank of America Corp.                                   203,484      8,566,676
Fifth Third Bancorp                                      45,000      1,652,850
                                                                  ------------
                                                                    10,219,526
                                                                  ------------
COMPUTERS AND PERIPHERALS - 2.6%
American Power Conversion Corp.                         212,800      5,511,520
                                                                  ------------

DRUG - 6.8%
Pfizer, Inc.                                            280,840      7,012,575
Wyeth                                                   160,000      7,403,200
                                                                  ------------
                                                                    14,415,775
                                                                  ------------
ELECTRICAL EQUIPMENT - 5.5%
General Electric Co.                                    245,000      8,249,150
Tyco International Ltd.                                 123,000      3,425,550
                                                                  ------------
                                                                    11,674,700
                                                                  ------------
ELECTRONICS - 7.7%
Symbol Technologies, Inc.                               839,660      8,127,909
Vishay Intertechnology, Inc.*                           673,700      8,050,715
                                                                  ------------
                                                                    16,178,624
                                                                  ------------
FOOD (DIVERSIFIED) - 1.4%
General Mills, Inc.                                      60,000      2,892,000
                                                                  ------------

INSURANCE (DIVERSIFIED) - 6.4%
American International Group, Inc.                      136,200      8,438,952
Marsh & McLennan Companies, Inc.                        165,000      5,014,350
                                                                  ------------
                                                                    13,453,302
                                                                  ------------
MEDIA - 6.1%
Comcast Corp.*                                          185,000      5,324,300
Time Warner, Inc.                                       420,000      7,606,200
                                                                  ------------
                                                                    12,930,500
                                                                  ------------
MEDICAL INSTRUMENTS - 2.6%
Boston Scientific Corp.*                                235,000      5,491,950
                                                                  ------------

OIL & GAS SERVICES - 4.6%
Tidewater, Inc.                                         200,000      9,734,000
                                                                  ------------

PHARMACEUTICALS - 5.7%
Medimmune, Inc.*                                        355,000     11,945,750
                                                                  ------------

RECREATION - 2.3%
Walt Disney Co.                                         199,500      4,813,935
                                                                  ------------



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

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
MATRIX ADVISORS VALUE FUND, INC.

                                                        SHARES        VALUE
--------------------------------------------------------------------------------


RETAIL STORE - 8.3%
Gap, Inc.                                               435,000   $  7,582,050
Ross Stores, Inc.                                       140,000      3,318,000
Wal-Mart Stores, Inc.                                   150,000      6,573,000
                                                                  ------------
                                                                    17,473,050
                                                                  ------------
SECURITIES BROKERAGE - 7.2%
Merrill Lynch & Co, Inc.                                116,000      7,116,600
Morgan Stanley Dean Witter & Co.                        151,000      8,144,940
                                                                  ------------
                                                                    15,261,540
                                                                  ------------
SEMICONDUCTOR - 3.7%
Intel Corp.                                             320,000      7,888,000
                                                                  ------------

SEMICONDUCTOR (CAPITAL EQUIPMENT) - 3.7%
Novellus Systems, Inc.*                                 310,000      7,774,800
                                                                  ------------

SOFTWARE - 4.5%
First Data Corp.                                         36,000      1,440,000
Microsoft Corp.                                         315,000      8,104,950
                                                                  ------------
                                                                     9,544,950
                                                                  ------------
TELECOMMUNICATIONS (EQUIPMENT) - 2.7%
Lucent Technologies, Inc.*                              500,000      1,625,000
Nokia Corp. ADR                                         242,000      4,092,220
                                                                  ------------
                                                                     5,717,220
                                                                  ------------
THRIFT - 0.6%
Federal Home Loan Mortgage Co.                           24,000      1,355,040
                                                                  ------------

TOTAL COMMON STOCKS (Cost $194,641,527)                            209,254,132
                                                                  ------------




                                               PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 0.0%
SEI Daily Income Trust Government Fund            $      6,906    $      6,906
                                                                  ------------

TOTAL SHORT TERM INVESTMENTS (Cost $6,906)

TOTAL INVESTMENTS  (COST $194,648,433+) - 99.2%                    209,261,038
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%                         1,627,844
                                                                  ------------
TOTAL NET ASSETS - 100.0%                                         $210,888,882
                                                                  ============


ADR - American Depository Receipt * Non-income producing security.

+ At September 30, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes                              $194,648,433
Gross tax unrealized appreciation                                 $ 24,741,177
Gross tax unrealized depreciation                                  (10,128,572)
                                                                  ------------
Net tax unrealized appreciation                                   $ 14,612,605
                                                                  ============

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE ACT (17 CFR 270.30A-2(A)). Filed herewith.

 SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) MATRIX ADVISORS VALUE FUND, INC.

         By (Signature and Title)    /s/ David A. Katz
                                   ---------------------------------------------
                                   David A. Katz, President

         Date   November 11, 2005
              ---------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*   /s/ David A. Katz
                                   ---------------------------------------------
                                   David A. Katz, President/Treasurer

         Date   November 11, 2005
              ---------------------------------------



* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.






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